Property and Equipment - Summary of right-of-use assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ 709,396	₩ 654,449
Buildings Land and Structures [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	584,523	512,698
Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ 124,873	₩ 141,751